OTHER LONG-TERM ASSETS - Components of Other Long-Term Assets (Details) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Long-Term Assets [Abstract]
Investments in equity securities	$ 141,781	$ 100,109	$ 5,885
Warrant investments	1,209	12,754
NSR Royalty from Stawell Mine sale (note 29)	1,003	1,138
Deposits and other	21,099	4,479
Other long-term assets	$ 165,092	$ 118,480